Notes Payable	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Notes Payable [Line Items]
Notes Payable

9. Notes Payable

The Company has various loans with finance companies with monthly installments aggregating $102,235, inclusive of interest ranging from 2.5% through 7.5%. The notes mature at various times through 2051 and are secured by transportation equipment.

The following table summarizes the Company’s notes payable:

	December 31, 2021	December 31, 2020
Equipment and financing loans payable, between 2.5% and 7.5% interest and maturing between January 2022 and May 2051	$1,903,288	$1,116,184
Loan received pursuant to the Payroll Protection Program Term Note	—	142,667
Total notes payable	1,903,288	1,258,851
Less: current portion of notes payable	$600,449	$664,357
Total non-current portion of notes payable	$1,302,839	$594,494

Interest expense was $61,324 and $15,848 for the periods ended December 31, 2021 and 2020, respectively.

Future minimum annual maturities of notes payable at December 31, 2021 are as follows:

Notes Payable
2022	561,863
2023	485,390
2024	326,565
2025	248,120
2026	149,536
Thereafter	131,814
Total maturities	$1,903,288
Current portion of notes payable	(600,449)
Long-term portion of notes payable	$1,302,839

Paycheck Protection Program Loan

On November 20, 2020, the Company entered into a stock purchase agreement with LJH. Under the agreement, the Company acquired 100% of the outstanding shares of common stock Prior to the acquisition, LJH received $142,667 from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). As part of the purchase agreement, the Company acquired the $142,667 PPP Loan and recorded the balance in notes payable. The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, due on September 13, 2021. This loan was forgiven in August of 2021 and a gain from the forgiveness of this loan was recognized in Gain from PPP loan forgiveness.